UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 09-30-2008


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA              10-29-2008
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total:   146871000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     1694    24800 SH       Sole                    23105              1695
AFLAC Inc.                     COM              001055102     4394    74795 SH       Sole                    70060              4735
AT&T                           COM              00206r102     1469    52627 SH       Sole                    49525              3102
Abbott Labs                    COM              002824100      325     5650 SH       Sole                     5650
American International Group I COM              026874107      110    33157 SH       Sole                    33157
CVS Corp Del                   COM              126650100      874    25960 SH       Sole                    23840              2120
Chevron Texaco Corp.           COM              166764100     3200    38799 SH       Sole                    36474              2325
Citrix Systems                 COM              177376100      705    27920 SH       Sole                    25605              2315
Coca Cola                      COM              191216100      290     5493 SH       Sole                     5493
Colgate-Palmolive Co.          COM              194162103      389     5165 SH       Sole                     4145              1020
ConocoPhillips                 COM              20825C104     4004    54663 SH       Sole                    50543              4120
Consumer Discretionary Select  COM              81369y407      323    11581 SH       Sole                    11341               240
Consumer Staples Select Sector COM              81369Y308      333    12050 SH       Sole                    11640               410
Costco Whsl Group              COM              22160K105     1190    18331 SH       Sole                    15875              2456
DJ U.S. Healthcare Providers I COM              464288828     2267    50530 SH       Sole                    47415              3115
DJ US Aerospace & Defense Inde COM              464288760     1064    20881 SH       Sole                    18311              2570
Danaher Corp Del               COM              235851102      962    13855 SH       Sole                    12805              1050
Devon Energy Corp New          COM              25179M103      628     6885 SH       Sole                     6175               710
Dynamic Healthcare - Powershar COM              73935X351      597    23745 SH       Sole                    23205               540
Edwards Lifesciences           COM              28176e108      660    11430 SH       Sole                    10400              1030
Exxon Mobil                    COM              30231G102      852    10976 SH       Sole                    10976
Financial Select Sector - SPDR COM              81369Y605      280    14080 SH       Sole                    14010                70
Fomento Economico Mexicano     COM              344419106     2300    60310 SH       Sole                    56305              4005
General Electric               COM              369604103      439    17205 SH       Sole                    17205
GlaxoSmithKline plc            COM              37733W105      215     4940 SH       Sole                     4940
Gold Trust - SPDR              COM              78463v107     2695    31680 SH       Sole                    29985              1695
Goldman Sachs Group            COM              38141G104      705     5509 SH       Sole                     5113               396
Google Inc.                    COM              38259p508     2834     7076 SH       Sole                     6636               440
IBM                            COM              459200101      262     2241 SH       Sole                     2241
Industrial Select Sector - SPD COM              81369Y704      482    15655 SH       Sole                    15655
JP Morgan Chase & Co.          COM              46625H100     3929    84140 SH       Sole                    78555              5585
Johnson & Johnson              COM              478160104     3976    57393 SH       Sole                    54113              3280
L-3 Communications             COM              502424104     1654    16822 SH       Sole                    15697              1125
Lowe's Companies Inc.          COM              548661107     2516   106198 SH       Sole                    98753              7445
MSCI Emerging Markets Index Fu COM              464287234     2633    77050 SH       Sole                    71545              5505
MSCI European Monetary Union I COM              464286608     7582   190898 SH       Sole                   178368             12530
Marriot International          COM              571903202     1440    55205 SH       Sole                    51175              4030
Medtronic, Inc.                COM              585055106     2469    49281 SH       Sole                    46181              3100
Morgan Stanley                 COM              617446448     1257    54655 SH       Sole                    51310              3345
Norfolk Southern Corp.         COM              655844108      298     4500 SH       Sole                     4500
Novartis ADR                   COM              66987V109     1503    28450 SH       Sole                    26915              1535
Pepsico Inc.                   COM              713448108     4095    57455 SH       Sole                    53865              3590
Pico Holdings                  COM              693366205     1075    29945 SH       Sole                    27915              2030
Procter & Gamble               COM              742718109     4070    58405 SH       Sole                    54165              4240
Qualcomm                       COM              747525103     4753   110601 SH       Sole                   103281              7320
Quanta Services                COM              74762e102     1936    71660 SH       Sole                    66885              4775
Resmed                         COM              761152107      731    17003 SH       Sole                    14723              2280
Russell Large-Cap Growth - iSh COM              464287614     1318    27150 SH       Sole                    26440               710
Russell Large-Cap Value - iSha COM              464287598      783    12251 SH       Sole                    12001               250
Russell Mid-Cap Growth - iShar COM              464287481     4250    98023 SH       Sole                    91513              6510
Russell Mid-Cap Index Fund - i COM              464287499      238     2900 SH       Sole                     2820                80
Russell Mid-Cap Value - iShare COM              464287473     2715    69236 SH       Sole                    64406              4830
Russell Small-Cap Growth - iSh COM              464287648     2966    41953 SH       Sole                    39038              2915
Russell Small-Cap Value - iSha COM              464287630     2372    35284 SH       Sole                    32824              2460
Rydex S&P Equal Weight Energy  COM              78355w866      432     8460 SH       Sole                     8460
S&P Biotech - SPDR             COM              78464a870     2046    34025 SH       Sole                    32355              1670
S&P GSTI Software Index Fund - COM              464287515     3151    71610 SH       Sole                    66305              5305
S&P Global Basic Matls Sector  COM              464288695     1626    30237 SH       Sole                    28507              1730
S&P Global Energy Sector - iSh COM              464287341     3824   101398 SH       Sole                    95342              6056
S&P Global Technology Index -  COM              464287291     3889    79888 SH       Sole                    75653              4235
S&P Global Telecom Sector - iS COM              464287275     5061    92406 SH       Sole                    86641              5765
S&P Global Utilities Index - i COM              464288711     2354    43710 SH       Sole                    41320              2390
S&P Latin America - iShares    COM              464287390     2537    65475 SH       Sole                    60250              5225
State Street Corp.             COM              857477103     3653    64230 SH       Sole                    60220              4010
Stryker Corp                   COM              863667101     1870    30013 SH       Sole                    28823              1190
Teva Pharmaceutical Industries COM              881624209      757    16532 SH       Sole                    15177              1355
Toronto Dominion Bank          COM              891160509     4215    69111 SH       Sole                    65201              3910
UPS                            COM              911312106     1283    20394 SH       Sole                    19029              1365
Vanguard Pacific Stock ETF     COM              922042866     2585    49970 SH       Sole                    46390              3580
Vanguard Total Stock Market ET COM              922908769      238     4082 SH       Sole                     4082
Varian Inc                     COM              922206107      612    14265 SH       Sole                    13235              1030
Verizon Communications         COM              92343V104     1555    48451 SH       Sole                    45781              2670
W.R. Berkley Corp              COM              084423102     1175    49890 SH       Sole                    46505              3385
WPP Group-New                  COM              929309409     2045    50325 SH       Sole                    47195              3130
WalMart                        COM              931142103      857    14313 SH       Sole                    13088              1225
Water Resources Portfolio - Po COM              73935X575     2322   126171 SH       Sole                   116636              9535
Waters Corp                    COM              941848103     1064    18295 SH       Sole                    17250              1045
Wells Fargo New                COM              949746101      257     6860 SH       Sole                     6860
Wrigley, Wm. Jr. Co.           COM              982526105      357     4490 SH       Sole                     4490